Document and Entity Information	0 Months Ended
Dec. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2013
Registrant Name	AEGIS FUNDS
Central Index Key	0001251896
Amendment Flag	false
Document Creation Date	Apr. 28, 2014
Document Effective Date	Apr. 30, 2014
Prospectus Date	Apr. 30, 2014
Aegis High Yield Fund | Class I
Risk/Return:
Trading Symbol	AHYFX
Aegis High Yield Fund | Class A
Risk/Return:
Trading Symbol	AHYAX
Aegis Value Fund | Class I
Risk/Return:
Trading Symbol	AVALX
Aegis Value Fund | Class A
Risk/Return:
Trading Symbol	AVFAX